Employee benefits - Defined contribution pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Payments to defined contribution pension plan (as a percent)	6.00%
Payments to defined benefit pension plan (as a percent)	2⅓
Payments made to contribution plans	$ 12.5	$ 11.8	$ 9.7